Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (12,683,098)	$ (3,064,019)	$ (7,089,242)	$ (5,908,372)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	277,648	317,249	410,314	398,744
Amortization of intangible assets	140,437	122,587	164,092	165,877
Amortization of deferred license costs	30,589	30,589	40,785	40,785
Amortization of debt issuance costs and debt discount	685,308	23,726	23,726
Amortization of right of use asset	613,092
Common stock issued for services	484,825
Direct write-off of accounts receivable			1,073,531
Bad debt expense		7,024	10,526	167,202
Interest income on long-term note receivable	(21,884)	(28,048)	(37,397)	(37,500)
Stock-based compensation	3,210,631	1,874,857	2,798,844	1,647,391
Loss on asset disposal		241	25,265	44,081
Loss on equity affiliates				55
Changes in operating assets and liabilities:
Accounts receivable	539,157	1,197,149	553,132	(449,240)
Escrow - bond		(2,000,000)
Contract assets	17,993	41,916	5,532	1,261,220
Inventories	63,374	378,863	808,265	(495,681)
Prepaid expenses and other current assets	(82,710)	(35,845)	(87,932)	(61,778)
Right of use asset		356,350	691,227	473,331
Intangible assets	(93,971)		1,139
Accounts payable and accrued expenses	2,183,831	(4,006,868)	(3,519,329)	3,606,889
Contract liabilities	873,731	(163,161)	(1,000,308)	(337,161)
Due to affiliates		(264,451)	(264,450)	(701,110)
Other current liability			176,340	(5,000)
Lease liability	(925,815)	(341,319)	(414,674)	(472,492)
Net cash used in operating activities	(4,671,862)	(5,553,160)	(5,630,614)	(662,759)
Assumed liability	15,000
Cash flows used in investing activities:
Purchase of property, plant and equipment	(530,057)	(1,996,200)	(2,760,032)	(4,824,756)
Purchase of intangible asset			(67,832)	(42,500)
Proceeds from sale of equipment		760	760	225,000
Repayment of promissory note		(100,000)
Payment for Promissory Note			(100,000)
Payment on assumed liability of acquired assets				(194,969)
Project development costs	(119,885)	(805,362)	(426,194)	(630,470)
Payment on security deposit				(203,562)
Investment in non-marketable securities		(500,000)	(500,000)	(200,000)
Investment in and advances to equity affiliates	(42,662)	(148,570)		(3,600,000)
Net cash used in investing activities	(692,604)	(3,549,372)	(3,853,298)	(9,471,257)
Cash flows provided by financing activities:
Proceeds from public stock offering and other private placements, net of issuance costs				10,487,753
Proceeds from conversion of warrants to common stock				707,188
Proceeds from short-term note payable			500,000	2,000,000
Payment of note issuance costs				(51,766)
Proceeds from long-term notes payable	706,359			750,000
Payments on financing lease			(431,865)
Distribution paid to non-controlling interest	(46,417)	(2,254,000)	(2,976,148)	(3,745,134)
Repurchase of common stock	(42,716)	(49,680)	(49,680)
Net cash provided by (used in) financing activities	5,494,596	(1,803,680)	(2,957,693)	10,148,041
Repayment of short term notes payable	(2,732,144)
Proceeds from short-term notes payable and warrants, net of debt issuance costs	7,609,514	500,000
Net increase/(decrease) in cash and cash equivalents	130,130	(10,906,212)	(12,441,605)	14,025
Cash and cash equivalents - beginning of period	582,776	13,024,381	13,024,381	13,010,356
Cash and cash equivalents - end of period	712,906	2,118,169	582,776	13,024,381
Supplemental disclosure of cash flow information:
Cash paid during the year for interest			271,744	562
Supplemental disclosure of non-cash operating activities:
Initial value of lease liability		1,801,584	$ 3,902,175
Conversion of short-term notes payable to common stock	$ 700,000